Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continuous monitoring, confidential data classification, data encryption, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework and regular cybersecurity training sessions for our employees. We have established and implemented detailed internal policies for the collection, storage, use, transfer and disposal of sensitive information.

Our different departments cooperate to protect our information system. Our cybersecurity department bears the responsibility for designing our cybersecurity policies according to our defensive goals, providing internal cybersecurity-related services, responding to cybersecurity incidents, conducting regular cybersecurity examinations of our information infrastructure and equipment and organizing periodic cybersecurity awareness trainings and cyber incident simulations. When cybersecurity incidents occur, our cybersecurity department would quickly respond to them according to our pre-prepared emergency plans for various levels of cybersecurity incidents, collect relevant evidence, reach out to impacted parties and report the incidents to our department heads and management, to the extent appropriate. After the incidents, our cybersecurity department would analyze the incident and generate insights and reports for our future cybersecurity practices. Our business department is responsible for executing our internal protocols, reporting material cybersecurity risks and incidents to our cybersecurity department and responding to other departments’ cybersecurity-related requests. Our IT department manages the risks of equipment failure and handles lost or damaged equipment. Our legal and internal control departments conduct evaluations of the security grade status of our cybersecurity defense system and strive to ensure our compliance with cybersecurity regulations and policies.

Moreover, we have engaged third-party cybersecurity service companies to better protect our information system. For example, we have contracted with service providers for data leakage prevention, anti-virus, network security, and cyberattack interception services and network security evaluation services.

We also work closely with third-party service providers to ensure their compliance with our cybersecurity standards and to assess risks arising from our engagements with them. Before collaborating with third-party service providers, we conduct investigation of the business backgrounds of the providers and evaluate their cybersecurity management systems and capabilities. During the collaboration, our sharing of data with the providers is subject to strict review of our legal, internal control and cybersecurity departments. If the providers’ services involve the handling of personal information, we require the providers to supplement third-party cybersecurity analysis reports of their information systems. After the collaboration, we promptly stop data sharing and require the providers to dispose historical data.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Moreover, our chief executive officer, chief financial officer and cybersecurity officer shall meet with our board of directors or the nominating and corporate governance committee (i) in connection with each quarterly earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a question and answer session. Our board of directors or nominating and corporate governance committee maintain oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors or nominating and corporate governance committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	our chief executive officer, chief financial officer and cybersecurity officer shall meet with our board of directors or the nominating and corporate governance committee (i) in connection with each quarterly earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a question and answer session.
Cybersecurity Risk Role of Management [Text Block]

Our cybersecurity officer is an industry veteran with more than 17 years of experience in cybersecurity risk management. He holds the Certified Information Systems Security Professional certification issued by International Information Systems Security Certification Consortium. Our cybersecurity officer, chief executive officer and chief financial officer are responsible for overseeing our cybersecurity risk and incident management. If a cybersecurity incident occurs, our cybersecurity department quickly reports to our cybersecurity officer, who will promptly organize relevant personnel for emergence responses. Our cybersecurity officer will also initiate an internal assessment, and if it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity officer will promptly report the incident and assessment results to (i) our disclosure committee, which is comprised of our principal accounting officer, our head of the legal department, our principal investor relations officer, our cybersecurity officer and the appropriate business unit heads and (ii) other members of senior management and external legal counsel, to the extent appropriate. Our cybersecurity officer and other relevant departments shall prepare disclosure material on the cybersecurity incident for review and approval by (i) our disclosure committee, (ii) our chief financial officer, (iii) our chief executive officer, (iv) our board of directors or nominating and corporate governance committee and other members of senior management and external legal counsel, if necessary, before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity officer, chief executive officer and chief financial officer are responsible for overseeing our cybersecurity risk and incident management.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity officer is an industry veteran with more than 17 years of experience in cybersecurity risk management. He holds the Certified Information Systems Security Professional certification issued by International Information Systems Security Certification Consortium.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our cybersecurity department quickly reports to our cybersecurity officer, who will promptly organize relevant personnel for emergence responses.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true